Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares shares in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	7.5	0.0	0.0
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share	$ 70.04	$ 0.00	$ 0.00